RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES
	2025	2024
	USD	USD

Restricted bank deposits	253,188	592,652
Cash and bank balances	966,807	2,963,301
Total	1,219,995	3,555,953